SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
12.	SHARE CAPITAL

a)	Authorized Share Capital

The authorized share capital of the Company consists of 50,000,000 preferred shares and 100,000,000 common shares with a par value of $0.0001 per share. Each common share entitles the holder to one vote and no holder of the common shares shall be entitled to any right of cumulative voting. Preferred shares may be issued in series with distinctive serial designations.

b)	Issued Share Capital

From January 18, 2011 to March 15, 2011, as part of a private placement the Company sold 6,516,668 units at a price of $0.75 per unit for gross proceeds of $4,887,502.  Each unit consists of one common share of the Company and one warrant (“Warrant”) which entitles the holder thereof to purchase one additional common share of the Company (see note 12(d)).  Each Warrant is exercisable for a period of 12 months (and subsequently extended for 6 additional months) from the date of issuance at an exercise price of $0.90 per share.

From August 10, 2011 to October 12, 2011, as part of a private placement the Company sold 1,222,500 units at a price of $0.97 to $1.02 (Cdn$1.00) per unit for gross proceeds of approximately $1,233,900 (Cdn$1,222,500).  Each unit consists of one common share of the Company and one warrant of the Company, with each such warrant entitling the holder to purchase one-half of one common share of the Company for a period of one year from the date of issuance of the warrant, provided that a minimum of two such warrants must be exercised by the holder thereof at any one time in order that any such exercise thereof will result in the purchase of one common share of the Company at a price of $1.21 to $1.29 (Cdn$1.25) (see note 12(e)).

On November 2, 2011 as part of a brokered offering the Company sold 2,163,000 units at a price of $0.99 (Cdn$1.00) per unit for gross proceeds of approximately $2,134,000 (Cdn$2,163,000).  Each unit consists of one common share of the Company and one-half of one warrant of the Company, with each full warrant entitling the holder to purchase one common share of the Company at a price of $1.24 (Cdn$1.25) for a period of one year from the date of issuance of the warrant (see note 12(e)).

As of December 31, 2011, the Company had outstanding 62,753,840 (December 31, 2010 – 52,851,672) common shares and no preferred shares.

c)	Stock Based Compensation

On July 28, 2010, the Company adopted the Gentor Resources 2010 Performance and Equity Incentive Plan (the “2010 Plan”). Persons who were eligible to receive awards under the 2010 Plan included officers, directors and employees of the Company and advisors to the Company.

On August 30, 2010, 725,000 stock options were granted to various employees and consultants under the 2010 Plan.  Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $0.75 for a period of 5 years.  The options vest at a rate of 25% on each six-month anniversary of the grant date.

On April 1, 2011, 400,000 stock options were granted under the 2010 Plan to various employees. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $0.90 for a period of 5 years.  The options vest at a rate of 25% on each six-month anniversary of the grant date.

On November 2, 2011, the Company issued 173,040 non-transferable compensation options to GMP Securities LP (the “agent”) in connection with the November 2, 2011 brokered placement. The agent is entitled to purchase one common share of the Company at a purchase price of $0.99 (Cdn$1.00) within 24 months.

On December 14, 2011, the Company established a new stock option plan (the “New Plan”). The New Plan is subject to receipt of TSX Venture Exchange and shareholder approvals. It is planned to seek shareholder approval of the New Plan at the next annual meeting of shareholders. In establishing the New Plan, the Company’s board of directors also provided that no additional awards will be made under the 2010 Plan and terminated the 2010 Plan effective upon the exercise, expiry, termination or cancellation of all of the currently outstanding stock options that were granted under the 2010 Plan as set out above. Stock options may be granted under the New Plan from time to time by the board of directors of the Company to such directors, officers, employees and consultants of the Company or a subsidiary of the Company, and in such numbers, as are determined by the board at the time of the granting of the stock options. The number of common shares of the Company reserved from time to time for issuance to optionees pursuant to stock options granted under the New Plan shall not exceed 11,000,000 common shares. The exercise price of each stock option granted under the New Plan shall be determined in the discretion of the board of directors of the Company at the time of the granting of the stock option, provided that the exercise price shall not be lower than the last closing price of the Company’s common shares on the TSX Venture Exchange prior to the date the stock option is granted.

On December 14, 2011, 100,000 stock options were granted under the New Plan to an employee of the Company. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $1.21 (Cdn$1.24) for a period of 5 years.  The options vest at a rate of 25% on each six-month anniversary of the grant date. None of these options shall be exercisable unless and until shareholder and TSX Venture Exchange approvals are obtained for the New Plan.

As at December 31, 2011, the Company had 1,225,000 (December 31, 2010 – 725,000) stock options outstanding to acquire common shares at a weighted average exercise price of $0.84. The remaining weighted average contractual life of outstanding options is 3.96 years.  All of the stock options granted are expected to vest.   As of December 31, 2011, the forfeiture estimate of the outstanding options is 0%.  The number of stock options forfeited, cancelled, expired and exercised was nil.  There were 462,500 stock options exercisable and 762,500 stock options expected to vest as at December 31, 2011. The weighted average fair value of options granted in 2011 is $0.66 (December 31, 2010 - $1.30). The weighted average exercise price of the options exercisable is $0.79 and expected to exercise is $0.84 with a remaining weighted average contractual lives of 3.79 years and 3.96 years respectively.

During the year ended December 31, 2011, the Company recognized as an expense in the consolidated statements of operations stock based compensation of $582,081 (year ended December 31, 2010 - $140,834, year ended December 31, 2009 - $nil). This amount was credited accordingly to additional paid-in capital in the balance sheet. Total compensation related to non-vested awards not yet recognized is $511,708 expected to be recognized over a weighted average life of 1.03 years.

The Black-Scholes option-pricing model was used to estimate values of all stock options granted in 2011 based on the following assumptions:

(i)	Risk-free interest rate: 2.24% for the Usd$ options, which is based on the 5 Year US Treasury bond rate (December 31, 2010 - 1.39%, December 31, 2009 - Nil) and 1.14% for the Cdn$ options, which is based on the 3-5 year Bank of Canada marketable bonds average yield.
(ii)	Expected volatility: 67.87 - 68.71% which is based on the Company's historical stock price (December 31, 2010 - 69.20%, December 31, 2009 - Nil)
(iii)	Expected life: 5 years (December 31, 2010 - 5 years, December 31, 2009 - Nil)
(iv)	Expected dividends: $Nil (December 31, 2010 - $Nil, December 31, 2009 - $Nil)

d)	U.S. Dollar Common Share Purchase Warrants

As at December 31, 2011, the Company had outstanding and exercisable 21,205,340 U.S. dollar common share purchase warrants (December 31, 2010 – 14,688,672), each such warrant entitling the holder to purchase one common share of the Company. Such warrants are set out in the following table:

Date of Issue	Number of Warrants Issued	Exercise Price	Exercise Period (months)	Remaining Contractual Life (months)
April 29, 2010	4,000,000	$0.75	24	4
October 28, 2010 (1)	4,000,000	$0.90	18	4
October 29, 2010 (1)	333,334	$0.90	18	4
November 2, 2010 (1)	2,666,667	$0.90	18	4
November 18, 2010 (1)	26,000	$0.90	18	5
December 22, 2010 (1)	3,662,671	$0.90	18	6
January 18, 2011 (1)	200,000	$0.90	18	6
January 24, 2011 (1)	250,000	$0.90	18	7
January 26, 2011 (1)	5,333,334	$0.90	18	7
January 27, 2011 (1)	200,000	$0.90	18	7
February 24, 2011 (1)	222,000	$0.90	18	8
March 4, 2011 (1)	33,334	$0.90	18	8
March 7, 2011 (1)	113,000	$0.90	18	8
March 15, 2011 (1)	165,000	$0.90	18	8

	21,205,340
(1)	Warrant life extended by six months by the Company effective as of October 5, 2011.

The Company extended the lives of 17,205,340 U.S. dollar warrants by 6 months effective as of October 5, 2011. The Company valued the affected warrants immediately before and after the modification. The value of the warrants after the modification was increased by $1,057,787, resulting in an accounting adjustment to additional paid-in capital and accumulated deficit in the consolidated statements of shareholders’ equity.

As of December 31, 2011, the weighted average fair value of the U.S. dollar warrants was $0.48 (December 31, 2010 - $0.55).  The number of U.S. dollar warrants that were cancelled, expired and exercised during the year ended December 31, 2011 was nil (year ended December 31, 2010 – nil).

The following assumptions used in the Black-Scholes option-pricing model used to estimate values of the U.S. dollar warrants granted, reflect the revalued warrants due to the 6 month extension by the Company:

(i)	Risk-free interest rate: 0.23% - 0.28%, which is based on the US Treasury bond rate in effect at the time of grant for bonds with maturity dates at the estimated term of the warrants (December 31, 2010; 0.22% -1.01%)

(ii)	Expected volatility: 73.66% - 73.67%, which is based on the Company’s historical stock price (December 31, 2010; 60.14% - 73.66%)
(iii)	Expected life: 1 year (December 31, 2010; 1 - 2 years)
(iv)	Expected dividends: $Nil (December 31, 2010; $Nil)

e)	Canadian Dollar Common Share Purchase Warrants

As at December 31, 2011, the Company had outstanding and exercisable Canadian dollar common share purchase warrants entitling the holders to purchase a total of 1,692,750 common shares of the Company (December 31, 2010 – nil), as set out in the following table:

Date of Issue	Number of Shares Issuable	Exercise Price	Exercise Period (months)	Remaining Contractual Life (months)
August 9, 2011(1)	17,500	$1.26	12	7
August 17, 2011(1)	2,500	$1.27	12	8
September 1, 2011(1)	12,500	$1.28	12	8
September 12, 2011(1)	127,500	$1.26	12	8
September 16, 2011(1)	375,000	$1.27	12	9
September 19, 2011(1)	20,750	$1.26	12	9
September 20, 2011(1)	2,500	$1.26	12	9
September 26, 2011(1)	500	$1.21	12	9
September 27, 2011(1)	2,500	$1.23	12	9
October 12, 2011(1)	50,000	$1.23	12	9
November 2, 2011(1)	1,081,500	$1.23	12	10

	1,692,750
(1)	The exercise price for the Canadian dollar common share purchase warrant is Cdn$1.25 for one share and converted at day of issue.

As of December 31, 2011, the weighted average fair value of the Canadian dollar common share purchase warrants was $0.25 (December 31, 2010 $nil).  The number of Canadian dollar common share purchase warrants that were cancelled, expired and exercised during the year ended December 31, 2011 was nil (year ended December 31, 2010 – nil).

The Black-Scholes option-pricing model was used to estimate values of the Canadian dollar common share purchase warrants granted based on the following assumptions:

(i)	Risk-free interest rate: 0.87% - 1.06%, which is based on the Bank of Canada marketable bonds, average yield 1-3 year rate in effect at the time of grant for bonds with maturity dates at the estimated term of the warrants
(ii)	Expected volatility: 67.09% - 80.45%, which is based on the Company’s historical stock price
(iii)	Expected life: 1 year
(iv)	Expected dividends: $Nil

During the year ended December 31, 2011, $80,815 was recorded as a gain on derivative financial instruments (December 31, 2010 – $nil, December 31, 2009 - $nil).

f)	Loss Per Share

Loss per share was calculated on the basis of the weighted average number of common shares outstanding for the year ended December 31, 2011, amounting to 59,558,895 common shares (December 31, 2010 – 38,903,807, December 31, 2009 – 22,500,000).

Diluted loss per share was calculated using the treasury stock method. For the year ended December 31, 2011, 21,667,838 common shares related to stock options and warrants were anti-dilutive. As at December 31, 2010, 15,413,672 common shares related to stock options and warrants were anti-dilutive.